Label	Element	Value
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Johnson Enhanced Return Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Outperform the fund’s benchmark, the S&P 500 Index, over a full market cycle.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10.000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46.25% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	46.25%
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The fund invests in the large cap equity market by using S&P 500 Index futures, combined with alpha-generating short duration investment-grade fixed income securities.
The fund’s adviser seeks to have notional exposure to equity index futures contracts in a value approximately equal to the fund’s net assets. Utilizing equity index futures contracts to replicate returns of the underlying equity index typically requires less than 10% of the fund’s assets to be posted as collateral. This effect is referred to as “leverage.” The fund attempts to track an underlying equity index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The equity index futures are used only for replication of returns, not speculation. The fund also may invest in options on equity index futures and equity index exchange-traded funds (‘ETFs”).
The fund invests the balance of its assets primarily in a broad range of investment-grade, fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, government agency securities, mortgage-backed securities, collateralized mortgage obligations, asset backed securities, municipal securities, and short-term obligations. The fund does not limit itself to securities of a particular maturity range but will normally maintain a dollar weighted average duration between 1 and 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-541-0170
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	oef_BarChartHeading	Average Total Returns for the Enhanced Return Fund as of December 31 of each year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 2Q2020, 22.50% Worst Quarter: 1Q2020, -20.32%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.32%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The fund’s broad-based securities market index is the S&P 500 Index, with measures the performance of 500 of the largest companies listed on the US stock exchange. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Asset-backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Asset-backed Securities Risk — Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying loans. During periods of declining interest rates, prepayment rates usually increase, and the fund may have to reinvest prepayment proceeds at a lower interest rate.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Company Risk — The fund value might decrease in response to the activities and financial prospects of an individual company.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Correlation Risk — Due to futures contract size limitations, the fund’s assets may be slightly under-invested or slightly over-invested compared to the underlying index, which could cause the fund to be slightly less or more volatile that the underlying index, and the fund returns from the futures contracts may not mirror the underlying index.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due, resulting in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Risk — ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by a fund. As a result, your cost of investing in a fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equity securities. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. ETFs in which a fund invests will not be able to replicate exactly the performance of the indices they track.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Futures Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Futures Risk — The fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include leverage risk and correlation or tracking risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Under certain market conditions, futures contracts may become illiquid. As a result, the fund may be unable to close out its futures contracts at a time which is advantageous or take an offsetting defensive position, potentially resulting in significant losses for the fund.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Leveraging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leveraging Risk — Leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s portfolio. When the fund is leveraged, it can lose more than the principal amount invested.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Mortgage-backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage-backed Securities Risk — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Municipal Securities Risk — Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The fund may be more sensitive to adverse economic, business, or political developments if it invests a substantial portion of its assets in bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a particular state.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Prepayment Risk — The value of the mortgage securities held by the fund may go down as a result of changes in prepayment rates on the underlying mortgages.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Specific Maturity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Specific Maturity Risk — The specific maturities in which the fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Volatility Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Volatility Risk — Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee	oef_RedemptionFee	$ 0
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Shareholder Servicing Fee	oef_Component1OtherExpensesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 443
Johnson Enhanced Return Fund | S&P 500 Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	1.34%
Annual Return [Percent]	oef_AnnlRtrPct	12.89%
Annual Return [Percent]	oef_AnnlRtrPct	21.39%
Annual Return [Percent]	oef_AnnlRtrPct	(6.06%)
Annual Return [Percent]	oef_AnnlRtrPct	33.80%
Annual Return [Percent]	oef_AnnlRtrPct	19.38%
Annual Return [Percent]	oef_AnnlRtrPct	26.51%
Annual Return [Percent]	oef_AnnlRtrPct	(23.56%)
Annual Return [Percent]	oef_AnnlRtrPct	24.91%
Annual Return [Percent]	oef_AnnlRtrPct	22.37%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.91%
Performance Inception Date	oef_PerfInceptionDate	Dec. 31, 2005
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.34%
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%